Contingencies and commitments	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Contingencies and commitments
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

31 Contingencies and commitments

	2017	2016
	US$m	US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	2,052	1,588
Between 1 and 3 years	531	433
Between 3 and 5 years	58	194
After 5 years	-	15
Total	2,641	2,230

Group's share of joint venture capital commitments
Within 1 year	29	113
Total	29	113

Capital commitments include open purchase orders for managed operations and expenditure on major projects authorised to date by the Rio Tinto Investment Committee for non-managed operations. On a legally enforceable basis capital commitments would be approximately US$0.5 billion (2016: US$0.6 billion) as many of the contracts relating to the Group’s projects have various cancellation clauses.

Unrecognised commitments to contribute funding or resources to joint ventures

The Group has a commitment to purchase and market a portion (in excess of the Group’s ownership interest) of the output of Sohar Aluminium Company L.L.C., an aluminium smelter in which the Group is a joint venturer. The Group immediately sells the purchased products to third parties.

The Group, along with the other joint venturers, has certain commitments to provide emergency funding (ie funding required to preserve the life or assets of the company or to comply with applicable laws) that may be required by Sohar Aluminium Company L.L.C., subject to approved thresholds.

At 31 December 2017, Minera Escondida Limitada held an undrawn shareholder line of credit for US$225 million (Rio Tinto share; 31 December: US$225m). This has a three-year duration.

Operating leases

The aggregate amount of minimum lease payments under non-cancellable operating leases are as follows:

		Adjusted (a)
	2017	2016
	US$m	US$m
Within 1 year	397	331
Between 1 and 3 years	542	463
Between 3 and 5 years	313	314
After 5 years	593	612
	1,845	1,720

Operating leases include leases of dry bulk vessels and offices as well as other property, plant and equipment. The terms of lease payments vary with a significant proportion being fixed rate and including renewal options. Leases for dry bulk vessels include costs for crewing services.

(a)

The 2016 comparative has been amended to exclude net obligations of US$125 million related to contractual arrangements which do not qualify as leases in accordance with IAS 18. These amounts have instead been included as purchase obligations.

Purchase obligations

The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December was:

		Adjusted (a)
	2017	2016
	US$m	US$m
Within 1 year	2,818	2,677
Between 1 and 2 years	1,664	1,711
Between 2 and 3 years	1,433	1,327
Between 3 and 4 years	1,318	1,207
Between 4 and 5 years	1,062	1,040
After 5 years	11,494	11,356
	19,789	19,318

(a)	The 2016 comparative has been amended to include certain contractual arrangements previously categorised as operating leases (refer above).

Purchase obligations as disclosed above are agreements to purchase goods or services that are enforceable and legally binding and specify all significant terms, including: fixed or minimum quantities to be purchased or consumed; fixed, minimum or variable price provisions; and the approximate timing of the transactions.

Purchase obligations for goods primarily relate to purchases of raw materials and consumables and purchase obligations for services primarily relate to charges for use of infrastructure, commitments to purchase power and freight contracts. These goods and services are expected to be used in the business. To the extent that this changes, a provision for onerous obligations may be made as described in note 1(i).

Purchases from joint arrangements or associates are included to the extent that the quantity purchased is in excess of Rio Tinto’s ownership interest in the entity. However, purchase obligations exclude contracted purchases of bauxite, alumina and aluminium from joint arrangements and associates and contracted purchases of alumina from third parties as the purchases are made for commercial reasons and the Group is, overall, a net seller of these commodities.

In addition, as explained above, the Group has a commitment to purchase and market a portion (in excess of the Group’s ownership interest) of the output of Sohar Aluminium Company L.L.C.

Notes to the 2017 financial statements
continued

31 Contingencies and commitments continued

	2017	2016
	US$m	US$m
Contingent liabilities (subsidiaries and joint operations)
Indemnities and other performance guarantees (a) (b)	552	473

(a)

Indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations including those under contractual arrangements (for example undertakings related to supplier agreements) not provided for in the balance sheet, where the likelihood of the guarantees or indemnities being called is assessed as possible rather than probable or remote.

(b)	There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.

Contingent liabilities

In October 2017, Rio Tinto announced that it had been notified by the U.S. Securities and Exchange Commission (SEC) that the SEC had filed a complaint in relation to Rio Tinto’s disclosures and timing of the impairment of Rio Tinto Coal Mozambique (RTCM). The impairment was reflected in Rio Tinto’s 2012 year-end accounts. The SEC alleges that Rio Tinto, a former chief executive, Tom Albanese, and the previous chief financial officer, Guy Elliott, committed violations of the antifraud, reporting, books and records and internal control provisions of the federal securities law by not accurately disclosing the value of RTCM and not impairing it when Rio Tinto published its 2011 year-end accounts in February 2012 or its interim results in August 2012. Rio Tinto believes that the SEC case is unwarranted and that, when all the facts are considered by the court, or if necessary by a jury, the SEC’s claims will be rejected. Rio Tinto will defend the allegations vigorously.

Separately, but at the same time, Rio Tinto reached a settlement with the UK’s Financial Conduct Authority (FCA) in relation to the timing of the impairment of RTCM. The FCA determined that Rio Tinto should have carried out an impairment review in relation to RTCM for its 2012 interim results and, if it had done so, those results published in August 2012 would have reflected the impairment it recorded six months later. The FCA determined that Rio Tinto had breached the FCA's Disclosure and Transparency Rules and imposed a financial penalty on Rio Tinto of £27.4 million (US$36.4 million). It is important to stress that the FCA made no findings of fraud, or of any systemic or widespread failure by Rio Tinto. This separate FCA case is now closed. The Australian Securities and Investments Commission is also reviewing the RTCM impairment.

In addition, Rio Tinto continues to co-operate fully with relevant authorities in connection with their investigations in relation to contractual payments totalling US$10.5 million made to a consultant who had provided advisory services in 2011 on the Simandou project in Guinea.

The outcomes of these matters, and associated class actions that have been commenced on behalf of securities holders, remain uncertain, but they could ultimately expose the Group to material financial cost. The board is giving these matters its full and proper attention and a dedicated board committee continues to monitor the progress of these matters.

The Group is monitoring developments in relation to EU State Aid investigations including the EU Commissions State Aid investigation into the UK’s Controlled Foreign Company regime. The Group does not currently consider that any provision is required in relation to EU State Aid.

Guarantees by parent companies

Rio Tinto plc and Rio Tinto Limited have, jointly and severally, fully and unconditionally guaranteed the following securities issued by the following 100 per cent owned finance subsidiaries: US$5.8 billion (31 December 2016: US$8.3 billion) Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc bonds with maturity dates up to 2042; and US$2.1 billion (31 December 2016: US$1.9 billion) on the European Debt Issuance Programme. In addition, Rio Tinto Finance plc and Rio Tinto Finance Limited have entered into facility arrangements for an aggregate amount of US$7.5 billion (31 December 2016: US$7.5 billion). The facilities are guaranteed by Rio Tinto plc and Rio Tinto Limited.

Rio Tinto plc has provided a guarantee, known as the completion support undertaking (CSU), in favour of the Oyu Tolgoi LLC project finance lenders.  At 31 December 2017, US$4.3 billion of project finance debt was outstanding under this facility (2016: US$4.3 billion). Oyu Tolgoi LLC is jointly owned by Erdenes Oyu Tolgoi LLC (34 per cent), which is controlled by the Government of Mongolia, and Turquoise Hill Resources Ltd. (66 per cent, of which Rio Tinto owns 51 per cent). The project finance has been raised for development of the underground mine and the CSU will terminate on the completion of the underground mine according to a set of completion tests set out in the project finance facility.

The Rio Tinto guarantee applies to the extent that Turquoise Hill Resources Ltd cannot satisfy Oyu Tolgoi LLC’s project finance debt servicing obligations under its own guarantee to the lenders, called the sponsor debt service undertaking (DSU). Both the CSU and DSU contain a carve-out for certain political risk events.

Contingent assets

The Group has, from time to time, various insurance claims outstanding with reinsurers. At 31 December 2016 this included a claim relating to the Manefay slide at Rio Tinto Kennecott in April 2013. Interim progress payments were received on this claim in 2013 and 2015; the final payment was received in January 2017.

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